BUSINESS ACQUISITION (Schedule of Purchase Price Acquisition) (Details) $ in Thousands	Dec. 28, 2017 USD ($)
Net working capital	$ 139
Other current assets	5,016
Goodwill	7,952
Other current liabilities	(4,282)
Total	10,300
Customer relationship
Goodwill	$ 610
Finite-Lived Intangible Asset, Useful Life	3 years
Technology platform
Goodwill	$ 325
Trade name
Goodwill	$ 540
Finite-Lived Intangible Asset, Useful Life	3 years